UNITED STATES
	      SECURITIES AND EXCHANGE COMMISSION
		    Washington, D.C.  20549

			  FORM 13F

		    FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    December 31, 2011

Check here if Amendment  [        ]; Amendment Number:    _______
	This Amendment (Check only one):	[    ] is a restatement
				                 	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		HeadInvest, LLC.
Address:	                  121 Middle Street
		Portland ME 04101

Form 13F File Number:   028-11969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Christopher P. Wiers
Title:	AVP Operations & Technology
Phone:	207-773-5333

Signature, Place, and Date of Signing:

Christopher P. Wiers at Portland, ME  January 17, 2012
Report Type (Check only one):

[  X  ]  13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
	manager are reported in this report.)

[       ]13F NOTICE.  (Check here if no holdings reported are in this report,
	 and all holdings are reported by other reporting manager(s).)

[       ]13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	 this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

			FORM 13F SUMMARY PAGE

Form 13F SUMMARY PAGE


Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		88

Form 13F Information Table Value Total:		$227,537												(thousands)

List of Other Included Managers:			N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional Investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are not entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     6035    73845 SH       Sole                    65660              8185
A T & T Inc New                COM              00206r102      725    23981 SH       Sole                    23260               721
ABB Ltd ADR                    COM              000375204     4030   214028 SH       Sole                   189500             24528
Abbott Laboratories            COM              002824100      477     8484 SH       Sole                     8484
Air Prod & Chemicals           COM              009158106      489     5745 SH       Sole                     5470               275
American Express               COM              025816109     5213   110509 SH       Sole                    97778             12731
Amgen Incorporated             COM              031162100      460     7167 SH       Sole                     6967               200
Apple Inc                      COM              037833100     1281     3164 SH       Sole                     3154                10
Auto Data Processing           COM              053015103      363     6722 SH       Sole                     6722
BHP Billiton Ltd ADR           COM              088606108     4546    64362 SH       Sole                    57727              6635
Ball Corporation               COM              058498106      257     7200 SH       Sole                     7200
Baxter Intl                    COM              071813109      202     4075 SH       Sole                     4075
Berkshire Hathaway B           COM              084670702      309     4050 SH       Sole                     4050
Biogen Idec Inc                COM              09062X103      245     2230 SH       Sole                     2000               230
Bristol-Myers Squibb           COM              110122108      292     8287 SH       Sole                     8287
C R Bard                       COM              067383109     4657    54468 SH       Sole                    49418              5050
Cenovus Energy                 COM              15135u109     2467    74306 SH       Sole                    66327              7979
Chevron Corporation            COM              166764100     2028    19056 SH       Sole                    18808               248
Cisco Systems Inc              COM              17275r102     4710   260533 SH       Sole                   231440             29093
Coca Cola Company              COM              191216100      547     7814 SH       Sole                     7763                51
ConocoPhillips                 COM              20825c104     6188    84920 SH       Sole                    74697             10223
Consolidated Edison Inc        COM              209115104      213     3426 SH       Sole                     3426
Currencyshares Jpn Yen Trst    COM              23130a102      526     4115 SH       Sole                     4115
Danaher Corp                   COM              235851102     5658   120287 SH       Sole                   109132             11155
Dentsply Intl                  COM              249030107     5752   164399 SH       Sole                   145558             18841
Devon Energy                   COM              25179m103     4087    65913 SH       Sole                    58265              7648
Emerson Electric               COM              291011104     5682   121963 SH       Sole                   108769             13194
ExxonMobil                     COM              30231g102     5958    70290 SH       Sole                    65580              4710
Fiserv Inc                     COM              337738108     5101    86842 SH       Sole                    77445              9397
Freeport-Mcmoran               COM              35671D857      243     6600 SH       Sole                     6600
General Electric               COM              369604103     1215    67820 SH       Sole                    63269              4551
Hancock John Pfd Incm Fd       COM              41021p103      506    29616 SH       Sole                    27850              1766
Heinz H J Co                   COM              423074103     4430    81984 SH       Sole                    72839              9145
Honeywell International        COM              438516106      239     4390 SH       Sole                     3990               400
Idexx Labs Inc                 COM              45168d104     2159    28050 SH       Sole                    27450               600
Intl Business Machines         COM              459200101     1010     5491 SH       Sole                     5491
Johnson & Johnson              COM              478160104      934    14239 SH       Sole                    14239
Kinder Morgan Management       COM              49455u100     6696    85281 SH       Sole                    78541              6740
MBIA                           COM              55262C100     1105    95339 SH       Sole                    95339
Market Vectors ETF Tr Agrib    COM              57060u605      513    10870 SH       Sole                    10870
Mc Donalds Corp                COM              580135101      276     2748 SH       Sole                     2748
Medtronic Inc                  COM              585055106     4422   115602 SH       Sole                   103542             12060
Merck & Co Inc New             COM              58933y105      464    12316 SH       Sole                    11451               865
Microsoft                      COM              594918104     5266   202840 SH       Sole                   180315             22525
Morgan Stanley Emg Mkts Domest COM              617477104      425    30070 SH       Sole                    30070
Nestle S A Reg B ADR           COM              641069406     4681    81056 SH       Sole                    72156              8900
Newcastle Investment           COM              65105m108       93    20000 SH       Sole                    20000
NextEra Energy                 COM              65339f101      201     3303 SH       Sole                     3303
Novartis ADR                   COM              66987V109      289     5060 SH       Sole                     4890               170
Novo-Nordisk A/S               COM              670100205     6344    55037 SH       Sole                    49405              5632
Occidental Pete                COM              674599105     5274    56290 SH       Sole                    50210              6080
Oracle Corp                    COM              68389x105     2409    93904 SH       Sole                    84742              9162
PepsiCo                        COM              713448108     6487    97765 SH       Sole                    87880              9885
Pfizer Incorporated            COM              717081103      522    24124 SH       Sole                    23037              1087
Philip Morris Intl Inc         COM              718172109      323     4110 SH       Sole                     4110
Praxair Inc                    COM              74005p104     6455    60383 SH       Sole                    54393              5990
Procter & Gamble               COM              742718109     7090   106276 SH       Sole                    95169             11107
Qualcomm                       COM              747525103     4037    73806 SH       Sole                    65851              7955
Royal Dutch Shell A            COM              780259206      262     3590 SH       Sole                     3390               200
Schlumberger Ltd               COM              806857108     5107    74769 SH       Sole                    66584              8185
Statoilhydro Asa               COM              85771P102      282    11000 SH       Sole                    11000
Sysco Corp                     COM              871829107      271     9245 SH       Sole                     9245
Target Corporation             COM              87612e106     4860    94886 SH       Sole                    84411             10475
Texas Instruments              COM              882508104     5044   173269 SH       Sole                   155379             17890
Total S A ADR                  COM              89151e109      327     6400 SH       Sole                     6400
Unilever                       COM              904784709     5434   158105 SH       Sole                   140710             17395
United Parcel Service          COM              911312106     5714    78074 SH       Sole                    68884              9190
United Technologies            COM              913017109      886    12117 SH       Sole                    12117
Vale SA ADR                    COM              91912E105     2292   106838 SH       Sole                    94188             12650
Vanguard High Dividend Yield   COM              921946406      448     9900 SH       Sole                     9900
Vanguard Lg Cap Index          COM              922908637      225     3925 SH       Sole                     3925
Vanguard MSCI EAFE             COM              921943858     1409    46010 SH       Sole                    40160              5850
Vanguard MSCI Emerging Market  COM              922042858     8631   225890 SH       Sole                   202520             23370
Vanguard Mid Cap               COM              922908629      283     3930 SH       Sole                     3835                95
Vanguard Small Cap             COM              922908751      346     4960 SH       Sole                     4545               415
Vanguard Total Stock Mkt       COM              922908769      208     3240 SH       Sole                     2640               600
Verizon Communications         COM              92343v104      341     8507 SH       Sole                     8107               400
Vodafone Group New ADR         COM              92857W209      210     7491 SH       Sole                     7491
Walgreen                       COM              931422109     3571   108008 SH       Sole                    95688             12320
Waters Corp                    COM              941848103     5728    77349 SH       Sole                    69429              7920
Yum Brands                     COM              988498101      235     3980 SH       Sole                     3980
iShares: MSCI Australia Idx    COM              464286103      245    11420 SH       Sole                    11420
iShares: MSCI Canada Idx       COM              464286509      309    11627 SH       Sole                    11627
iShares: MSCI EAFE Index       COM              464287465     4962   100183 SH       Sole                    92413              7770
iShares: MSCI Emrg Mkts        COM              464287234     1433    37769 SH       Sole                    37478               291
iShares: Midcap 400 Index      COM              464287507      260     2970 SH       Sole                     2970
iShares: S&P 500 Idx           COM              464287200      634     5030 SH       Sole                     5030
iShares: S&P Small Cap 600 Idx COM              464287804    14975   219256 SH       Sole                   198721             20535